The Proposed Separation and Basis of Presentation - Weighted-Average Useful Lives of Structures and Machinery and Equipment (Detail)	12 Months Ended
Dec. 31, 2015
Structures [Member] | Bauxite [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	34 years
Structures [Member] | Alumina [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	30 years
Structures [Member] | Aluminum [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	36 years
Structures [Member] | Cast Products [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	36 years
Structures [Member] | Energy [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	31 years
Structures [Member] | Rolled Products [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	31 years
Machinery and Equipment [Member] | Bauxite [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	17 years
Machinery and Equipment [Member] | Alumina [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	27 years
Machinery and Equipment [Member] | Aluminum [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	22 years
Machinery and Equipment [Member] | Cast Products [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	22 years
Machinery and Equipment [Member] | Energy [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	22 years
Machinery and Equipment [Member] | Rolled Products [Member]
Property, Plant and Equipment [Line Items]
Weighted-average useful lives of assets, years	21 years